6. Loans payable (Tables)	6 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
Loans Payable
	June 30, 2016	December 31, 2015
	Unaudited
Automobile loan
Current portion	$7,273	$6,684
Long-term portion	5,673	8,788
	$12,946	$15,472

Estimated Principal Repayments	Estimated principal payments are as follows:
Amount

Within 1 year	7,273
1 to 2 years	$5,673
$12,946